Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2015
Entity Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2015
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2015
Prospectus Date	rr_ProspectusDate	Nov. 01, 2015
AdvisorShares Athena High Dividend ETF (Prospectus Summary) | AdvisorShares Athena High Dividend ETF | AdvisorShares Athena High Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIVI
AdvisorShares EquityPro ETF (Prospectus Summary) | AdvisorShares EquityPro ETF | AdvisorShares EquityPro ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EPRO
AdvisorShares Global Echo ETF (Prospectus Summary) | AdvisorShares Global Echo ETF | AdvisorShares Global Echo ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIVE
AdvisorShares Madrona Domestic ETF (Prospectus Summary) | AdvisorShares Madrona Domestic ETF | AdvisorShares Madrona Domestic ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FWDD
AdvisorShares Madrona International ETF (Prospectus Summary) | AdvisorShares Madrona International ETF | AdvisorShares Madrona International ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FWDI
AdvisorShares Madrona Global Bond ETF (Prospectus Summary) | AdvisorShares Madrona Global Bond ETF | AdvisorShares Madrona Global Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FWDB
AdvisorShares Meidell Tactical Advantage ETF (Prospectus Summary) | AdvisorShares Meidell Tactical Advantage ETF | AdvisorShares Meidell Tactical Advantage ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MATH
AdvisorShares Morgan Creek Global Tactical ETF (Prospectus Summary) | AdvisorShares Morgan Creek Global Tactical ETF | AdvisorShares Morgan Creek Global Tactical ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTAA
AdvisorShares Newfleet Multi-Sector Income ETF (Prospectus Summary) | AdvisorShares Newfleet Multi-Sector Income ETF | AdvisorShares Newfleet Multi-Sector Income ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MINC
AdvisorShares Pacific Asset Enhanced Floating Rate ETF (Prospectus Summary) | AdvisorShares Pacific Asset Enhanced Floating Rate ETF | AdvisorShares Pacific Asset Enhanced Floating Rate ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FLRT
AdvisorShares Peritus High Yield ETF (Prospectus Summary) | AdvisorShares Peritus High Yield ETF | AdvisorShares Peritus High Yield ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HYLD
AdvisorShares QAM Equity Hedge ETF (Prospectus Summary) | AdvisorShares QAM Equity Hedge ETF | AdvisorShares QAM Equity Hedge ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QEH
AdvisorShares Ranger Equity Bear ETF (Prospectus Summary) | AdvisorShares Ranger Equity Bear ETF | AdvisorShares Ranger Equity Bear ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGE
AdvisorShares Sage Core Reserves ETF (Prospectus Summary) | AdvisorShares Sage Core Reserves ETF | AdvisorShares Sage Core Reserves ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HOLD
AdvisorShares STAR Global Buy-Write ETF (Prospectus Summary) | AdvisorShares STAR Global Buy-Write ETF | AdvisorShares STAR Global Buy-Write ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VEGA
AdvisorShares Sunrise Global Multi-Strategy ETF (Prospectus Summary) | AdvisorShares Sunrise Global Multi-Strategy ETF | AdvisorShares Sunrise Global Multi-Strategy ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MULT
AdvisorShares TrimTabs Float Shrink ETF (Prospectus Summary) | AdvisorShares TrimTabs Float Shrink ETF | AdvisorShares TrimTabs Float Shrink ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TTFS
AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF (Prospectus Summary) | AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF | AdvisorShares WCM/BNY Mellon Focused Growth ADR ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AADR
AdvisorShares YieldPro ETF (Prospectus Summary) | AdvisorShares YieldPro ETF | AdvisorShares YieldPro ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	YPRO
AdvisorShares Gartman Gold/Yen ETF (Prospectus Summary) | AdvisorShares Gartman Gold/Yen ETF | AdvisorShares Gartman Gold/Yen ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GYEN
AdvisorShares Gartman Gold/Euro ETF (Prospectus Summary) | AdvisorShares Gartman Gold/Euro ETF | AdvisorShares Gartman Gold/Euro ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEUR
AdvisorShares Treesdale Rising Rates ETF (Prospectus Summary) | AdvisorShares Treesdale Rising Rates ETF | AdvisorShares Treesdale Rising Rates ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HDGB